Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and other intangible assets
Summary of goodwill and intangible asset

		Customer-	Network -
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2019	530,910	503,442	43,841	14,876	15,639	1,108,708
Additions during the year	—	—	—	19	5,267	5,286
Exchange difference	(12,518)	(6,452)	(285)	(303)	(4)	(19,562)
At December 31, 2019	518,392	496,990	43,556	14,592	20,902	1,094,432

At January 1, 2020	518,392	496,990	43,556	14,592	20,902	1,094,432
Additions during the year	—	—	—	4	2,460	2,464
Additions through business combinations (note 31)	232,030	324,290	36,831	—	33	593,184
Disposals	—	—	—	(1)	(475)	(476)
Exchange difference	(93,915)	(88,846)	(6,835)	1,201	(829)	(189,224)
At December 31, 2020	656,507	732,434	73,552	15,796	22,091	1,500,380

At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations (note 31)	248,869	78,173	2,792	—	1,035	330,869
Disposals	—	—	—	(18)	(723)	(741)
Exchange difference	(35,806)	(42,751)	(3,538)	(1,217)	(514)	(83,826)
At December 31, 2021	869,570	767,856	72,806	17,706	23,798	1,751,736

Accumulated amortization and impairment
At January 1, 2019	251	71,501	13,106	4,284	10,061	99,203
Charge for the year	—	19,468	2,950	877	5,452	28,747
Exchange difference	—	(1,084)	(101)	(94)	(12)	(1,291)
At December 31, 2019	251	89,885	15,955	5,067	15,501	126,659

At January 1, 2020	251	89,885	15,955	5,067	15,501	126,659
Charge for the year	—	26,921	4,070	871	3,553	35,415
Disposals	—	—	—	—	(475)	(475)
Exchange difference	—	(7,091)	(1,003)	518	(740)	(8,316)
At December 31, 2020	251	109,715	19,022	6,456	17,839	153,283

At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Exchange difference	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

Net book value

At December 31, 2019	518,141	407,105	27,601	9,525	5,401	967,773

At December 31, 2020	656,256	622,719	54,530	9,340	4,252	1,347,097

At December 31, 2021	869,319	636,288	50,921	10,829	3,387	1,570,744

Schedule of classification of intangible asset amortization expenses

	2021	2020	2019
	$’000	$'000	$'000

Cost of sales (note 7)	34,051	32,503	24,549
Administrative expenses (note 8)	4,115	2,912	4,198
	38,166	35,415	28,747

Summary of goodwill allocation for each CGU

			Effects of
		Additions through	movements in
	Opening	business combinations	exchange rates	Closing
	balance	(note 31)	and other movements	balance
	$'000	$'000	$'000	$'000
2021
IHS Nigeria Limited	63,374	—	(3,606)	59,768
INT Towers Limited	227,715	—	(12,940)	214,775
IHS Towers NG Limited	45,741	—	(2,603)	43,138
IHS Cameroon S.A.	48,170	—	(3,782)	44,388
IHS Côte d’Ivoire S.A.	23,888	—	(1,876)	22,012
IHS Zambia Group	39,907	—	10,802	50,709
IHS Rwanda Group	12,319	—	(452)	11,867
IHS Kuwait Limited	13,142	—	(773)	12,369
IHS Latam tower businesses	182,000	75,034	(15,583)	241,451
I-Systems	—	173,835	(4,993)	168,842
	656,256	248,869	(35,806)	869,319
2020
IHS Nigeria Limited	71,297	—	(7,923)	63,374
INT Towers Limited	256,149	—	(28,434)	227,715
IHS Towers NG Limited	51,460	—	(5,719)	45,741
IHS Cameroon S.A.	43,933	—	4,237	48,170
IHS Côte d’Ivoire S.A.	21,787	—	2,101	23,888
IHS Zambia Group	60,529	—	(20,622)	39,907
IHS Rwanda Group	12,986	—	(667)	12,319
IHS Kuwait Limited	—	13,143	(1)	13,142
IHS Latam tower businesses	—	218,887	(36,887)	182,000
	518,141	232,030	(93,915)	656,256
2019
IHS Nigeria Limited	71,328	—	(31)	71,297
INT Towers Limited	256,261	—	(112)	256,149
IHS Towers NG Limited	51,483	—	(23)	51,460
IHS Cameroon S.A.	44,910	—	(977)	43,933
IHS Côte d’Ivoire S.A.	22,272	—	(485)	21,787
IHS Zambia Group	70,780	—	(10,251)	60,529
IHS Rwanda Group	13,625	—	(639)	12,986
	530,659	—	(12,518)	518,141

Schedule of key assumptions to which the value-in-use calculations are most sensitive

	Discount	Terminal	Tenancy				Gross margins excluding depreciation &
	rate	growth rate	Ratio*				amortization*
2021
IHS Nigeria Limited	16.1%	2.7%	3.32	x -	5.18	x	64.2	% -	79.7%
INT Towers Limited	16.0%	2.7%	3.56	x -	4.98	x	67.4	% -	74.9%
IHS Towers NG Limited	16.5%	2.7%	3.63	x -	4.44	x	52.3	% -	63.1%
IHS Cameroon S.A.	12.1%	3.2%	2.37	x -	2.89	x	57.8	% -	64.6%
IHS Côte d’Ivoire S.A.	9.8%	3.2%	3.45	x -	4.46	x	53.8	% -	63.5%
IHS Zambia Group	24.1%	2.0%	2.40	x -	3.30	x	65.2	% -	74.6%
IHS Rwanda Group	15.5%	3.2%	2.04	x -	2.97	x	67.0	% -	73.3%
IHS Kuwait Limited	6.0%	2.9%	1.00	x -	1.46	x	52.4	% -	64.9%

2020
IHS Nigeria Limited	22.6%	2.7%	2.59	x -	4.55	x	67.8	% -	82.1%
INT Towers Limited	22.5%	2.7%	2.87	x -	5.22	x	73.7	% -	79.9%
IHS Towers NG Limited	23.2%	2.7%	2.80	x -	3.02	x	64.4	% -	69.9%
IHS Cameroon S.A.	13.8%	3.2%	2.61	x -	3.16	x	55.9	% -	61.0%
IHS Côte d’Ivoire S.A.	10.0%	3.2%	3.44	x -	4.56	x	57.5	% -	61.6%
IHS Zambia Group	32.2%	3.2%	2.21	x -	2.93	x	68.4	% -	75.8%
IHS Rwanda Group	17.0%	3.2%	2.13	x -	2.60	x	65.9	% -	69.8%
IHS Kuwait Limited	5.0%	2.8%	1.00	x -	1.46	x	45.3	% -	59.2%

2019
IHS Nigeria Limited	15.8%	3.2%	2.35	x -	3.90	x	69.8	% -	77.1%
INT Towers Limited	16.5%	3.2%	2.46	x -	3.90	x	60.8	% -	71.9%
IHS Towers NG Limited	16.2%	3.2%	3.29	x -	3.80	x	60.9	% -	65.4%
IHS Cameroon S.A.	13.2%	3.2%	3.33	x -	4.22	x	53.8	% -	57.9%
IHS Côte d’Ivoire S.A.	10.3%	3.2%	2.39	x -	3.49	x	56.1	% -	59.9%
IHS Zambia Group	21.8%	3.2%	2.05	x -	2.58	x	62.6	% -	73.0%
IHS Rwanda Group	16.3%	3.2%	2.05	x -	2.37	x	68.6	% -	70.0%

*     Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2022 – 2026. The tenancy ratios refer to the average number of tenants and lease amendments per tower that is owned or operated across a tower portfolio at a given point in time.

Schedule of possible changes for key assumptions, that would cause the carrying amount to exceed the recoverable amount resulting in an impairment

IHS
	IHS Nigeria	INT Towers	IHS Towers	Cameroon	IHS Côte	IHS Zambia	IHS Rwanda	IHS Kuwait
	Limited	Limited	NG Limited	S.A.	d’Ivoire S.A.	Group	Group	Limited
% Rise in discount rate	Increase by 36.2 pp	Increase by 83.7 pp	Increase by 11.0 pp	Increase by 4.0 pp	Increase by 6.8 pp	Increase by 10.5 pp	Increase by 7.2 pp	Increase by 4.6 pp
Decrease in tenancy ratio	Decrease by an average of 2.51x over 4 years	Decrease by an average of 3.06x over 4 years	Decrease by an average of 1.44 x over 4 years	Decrease by an average of 0.52 x over 4 years	Decrease by an average of 1.76 x over 4 years	Decrease by an average of 0.65 x over 4 years	Decrease by an average of 0.72 x over 4 years	Decrease by an average of 0.43 x over 4 years
Gross margin (excluding depreciation and amortization)	Decrease by an average of 49.3 pp over 4 years	Decrease by an average of 57.0 pp over 4 years	Decrease by an average 24.0 pp over 4 years	Decrease by an average of 16.7 pp over 4 years	Decrease by an average of 37.2 pp over 4 years	Decrease by an average of 19.2 pp over 4 years	Decrease by an average of 22.7 pp over 4 years	Decrease by an average of 34.1 pp over 4 years
Decrease in terminal growth rate	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%

Schedule of fair value measurement categorized as a Level 3 fair value based on the inputs in the valuation technique

Valuation technique	Significant unobservable inputs	Sensitivity of the input to fair value (movement in input value which would cause the carrying amount to exceed the recoverable amount resulting in an impairment)
Recent transactions, Tower cash flow market multiples	• Monthly tower cash flow: $2.6 million (2020: $1.6 million) • Multiple: 22.0x (2020: 22.0x) • Costs of disposal: 0.82% of enterprise value (2020: 1.2%)	• Decrease by $327,000 • Decrease by 2.63x • Increase by 11.95% of enterprise value